Commitments Contingencies and Concentration Risk (Details)						3 Months Ended		12 Months Ended
	Nov. 30, 2023 USD ($)	Nov. 21, 2023 USD ($) $ / shares shares	Nov. 13, 2023 USD ($)	Nov. 01, 2023	Nov. 29, 2021	Mar. 31, 2024 USD ($) item customer	Mar. 31, 2023	Dec. 31, 2023 USD ($) customer item	Dec. 31, 2022 USD ($) customer
Commitments Contingencies and Concentration Risk
Contingent liabilities for a legal settlement related to compensation disputes by a former employee								$ 0	$ 90,000
Unpaid commitment						$ 382,765		410,233	714,555
Common stock shares agreed to sell | shares		300,000
Price per share | $ / shares		$ 2
Principal amount bridge note exchanged with common stock		$ 600,000
Original issue discount		$ 66,667
IDoc Virtual Telehealth Solutions, Inc.
Commitments Contingencies and Concentration Risk
Contingent liabilities for a legal settlement related to compensation disputes by a former employee						$ 0		$ 0	$ 90,000
Number of Robots purchased | item						20		20
Purchase commitment						$ 711,900		$ 711,900
Unpaid commitment						$ 530,300		$ 531,900
Number of Robots deployed | item						125		125
Debt instrument interest rate				3.00%		8.50%		8.50%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]				us-gaap:PrimeRateMember	us-gaap:PrimeRateMember			us-gaap:PrimeRateMember
Repayments of debt	$ 80,000		$ 20,000
Common stock shares agreed to sell | shares		300,000
Price per share | $ / shares		$ 2
Principal amount bridge note exchanged with common stock		$ 66,667
Original issue discount		$ 600,000
Accounts receivable | IDoc Virtual Telehealth Solutions, Inc.
Commitments Contingencies and Concentration Risk
Number of customers | customer						0
Accounts receivable | Customer concentration | IDoc Virtual Telehealth Solutions, Inc.
Commitments Contingencies and Concentration Risk
Number of customers | customer								0	0
Revenues | IDoc Virtual Telehealth Solutions, Inc.
Commitments Contingencies and Concentration Risk
Number of customers | customer						2		2	2
Revenues | Customer concentration | Customer one | IDoc Virtual Telehealth Solutions, Inc.
Commitments Contingencies and Concentration Risk
Percentage of concentration risk						28.00%
Revenues | Customer concentration | Customer two | IDoc Virtual Telehealth Solutions, Inc.
Commitments Contingencies and Concentration Risk
Percentage of concentration risk							29.00%	33.00%	25.00%